GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements Text Block Abstract
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

LATAM Airlines Group S.A. (“LATAM” or the “Company”) is an open stock company which holds the values inscribed in the Registro de Valores of the Commission for the Financial Market under No. 306, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange. Latam’s ADR are currently trading in the United States of America on the OTC (Over-The-Counter) markets. LATAM Airlines Group S.A. and certain of its direct and indirect affiliates announced their emergence on November 3, 2022, from their reorganization proceedings in the United States of America under Chapter 11 of Title 11 of the United States Code at the United States Bankruptcy Court for the Southern District of New York (the Chapter 11 Proceedings”)

Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by its subsidiaries in Ecuador, Peru, Brazil, Colombia, Argentine and Paraguay. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.

The Company is located in Chile, in the city of Santiago, on Avenida Presidente Riesco No. 5711, Las Condes commune.

As of December 31, 2022, the Company’s statutory capital is represented by 606,407,693,000 ordinary shares without nominal value. Of such amount, as of said date, 605,231,854,725 shares were subscribed and paid. The foregoing, considering the capital increase approved by the shareholders of the company at an extraordinary meeting held on July 5, 2022, in the context of the implementation of its reorganization plan approved and confirmed in the Chapter 11 Proceedings.

The major shareholders of the Company considering the total amount of subscribed and paid shares are Banco de Chile on behalf of State Street which owns 46,96%, Banco de Chile on behalf of Non-Resident Third Parties with 12.68%, Delta Air Lines with 10.03% and Qatar Airways with 10,02% ownership (9.999999992% considering the total amount of authorized shares).

As of December 31, 2022, the Company had a total of 2,092 shareholders in its registry. At that date, approximately 0.01% of the Company’s capital stock was in the form of ADRs.

During 2022, the LATAM Group had an average of 30,877 employees, ending this year with a total number of 32,507 people, distributed in 4,627 Administration employees, 16,803 in Operations, 7,423 Cabin Crew and 3,654 Command crew.

The main subsidiaries included in these consolidated financial statements are as follows:

a)	Percentage ownership

				As December 31, 2022			As December 31, 2021			As December 31, 2020
		Country	Functional
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.9959	0.0041	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.9714	0.0286	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.8900	0.1100	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	96.2208	3.7792	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.9800	0.0200	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.0000	1.0000	100.0000
96.575.810-0	Inversiones Lan S.A.	Chile	US$	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	0.0000	100.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	LatamTravel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	Latam Travel S.A.	Argentina	ARS	94.0100	5.9900	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	As of December 31, 2022, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arises as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.

b)	Financial Information

		Statement of financial position									Net Income
											For the period ended
											December 31,
		As of December 31, 2022			As of December 31, 2021			As of December 31, 2020			2022	2021	2020
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	392,232	1,727,968	(1,342,687)	432,271	1,648,715	(1,236,243)	404,944	1,487,248	(853,624)	(120,717)	(7,289)	(290,980)
Foreign	Latam Airlines Perú S.A.	335,773	281,178	54,595	484,388	417,067	67,321	661,721	510,672	8,691	(12,726)	(109,392)	(175,485)
93.383.000-4	Lan Cargo S.A.	394,378	212,094	182,284	721,484	537,180	184,304	749,789	462,666	172,186	(1,230)	1,590	10,936
Foreign	Connecta Corporation	78,905	22,334	56,571	61,068	19,312	41,756	57,922	24,023	40,087	14,814	1,169	500
Foreign	Prime Airport Services Inc. and Subsidiary (*)	25,118	24,325	813	24,654	25,680	(1,026)	25,050	23,102	(1,034)	1,838	190	(181)
96.951.280-7	Transporte Aéreo S.A.	283,166	177,109	106,057	471,094	327,955	143,139	546,216	142,423	216,912	(36,190)	(56,135)	(39,032)
96.631.520-2	Fast Air Almacenes de Carga S.A.	16,150	12,623	3,527	18,303	10,948	7,355	20,132	12,601	7,581	1,154	48	500
Foreign	Laser Cargo S.R.L.	(3)	-	(3)	(5)	-	(5)	(6)	-	(10)	-	-	-
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	35,991	15,334	20,656	36,617	14,669	21,940	218,435	14,355	203,829	(1,287)	(806)	(92,623)
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	220,144	148,489	11,661	202,402	113,930	23,563	250,027	86,691	130,823	(11,901)	(54,961)	1,452
96.575.810-0	Inversiones Lan S.A. (*)	1,281	56	1,225	1,284	45	1,239	1,394	65	1,329	(14)	(90)	50
96.847.880-K	Technical Trainning LATAM S.A.	1,417	1,110	307	2,004	467	1,537	2,181	625	1,556	77	181	60
Foreign	Latam Finance Limited	3,011	211,517	(208,506)	1,310,733	1,688,821	(378,088)	1,310,735	1,584,311	(273,576)	169,582	(104,512)	(105,100)
Foreign	Peuco Finance Limited	-	-	-	1,307,721	1,307,721	-	1,307,721	1,307,721		-	-	-
Foreign	Profesional Airline Services INC.	56,895	53,786	3,109	61,659	58,808	2,851	17,345	14,772	2,573	258	278	1,014
Foreign	Jarletul S.A.	16	1,109	(1,093)	24	1,116	(1,092)	34	1,076	(1,042)	(2)	(50)	(332)
Foreign	LatamTravel S.R.L.	92	5	87	64	132	(68)	1,061	1,106	(45)	154	(23)	(33)
76.262.894-5	Latam Travel Chile II S.A.	368	1,234	(866)	588	1,457	(869)	943	1,841	(898)	2	29	392
Foreign	Latam Travel S.A.	7,303	2,715	4,588	3,778	6,135	2,357	3,977	6,018	(2,041)	(6,187)	(2,804)	(5,610)
Foreign	TAM S.A. and Subsidiaries (*)	3,497,848	4,231,547	(733,699)	2,608,859	3,257,148	(648,289)	3,110,055	3,004,935	105,120	(69,932)	(756,633)	(1,025,814)

(*)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling participation.

In addition, special purpose entities have been consolidated: 1. Chercán Leasing Limited, intended to finance advance payments of aircraft; 2. Guanay Finance Limited, intended for the issue of a securitized bond with future credit card payments; 3. Private investment funds; 4. Vari Leasing Limited, Yamasa Sangyo Aircraft LA1 Kumiai, Yamasa Sangyo Aircraft LA2 Kumiai,
earmarked for aircraft financing. These companies have been consolidated as required by IFRS 10.

All entities over which Latam has control have been included in the consolidation. The Company has analyzed the control criteria in accordance with the requirements of IFRS 10.

Changes occurred in the consolidation perimeter between January 1, 2021 and December 31, 2022, are detailed below:

(1)	Incorporation or acquisition of companies

-	On December 22, 2022, LATAM Airlines Group S.A. made the purchase of 1,390,468,967 preferred shares of Latam Travel S.A. Consequently, the shareholding composition of Latam Travel S.A. is as follows: Lan Pax Group S.A. with 5.69%, Inversora Cordillera S.A. with 0.30% and LATAM Airlines Group S.A. with 94.01%. These transactions were between LATAM Airlines Group entities and therefore did not generate any effects within the consolidated financial statements.

-	On January 21, 2021, Transporte Aéreos del Mercosur S.A. puchased 2,392,166 preferred shares of Inversora Cordillera S.A. from a non-controlling shareholder. Consequently the shareholding composition of Inversora Cordillera S.A. is as follows: Lan Pax Group S.A. with 90.5% and Transporte Aéreos del Mercosur S.A. with 9.5%.

-	On January 21, 2021, Transporte Aéreos del Mercosur S.A. purchased 53,376 preferred shares of Lan Argentina S.A. from a non-controlling shareholder. Consequently the shareholding composition of Lan Argentina S.A. is as follows: Inversora Cordillera S.A. with 95%, Lan Pax Group S.A. with 4% and Transporte Aéreos del Mercosur S.A. with 1%.